STOCK BASED COMPENSATION (Details - Share based compensation) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	$ 136,631	$ 701,505	$ 219,162	$ 724,627
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	78,688	848	106,997	1,696
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	2,055	3,064	5,615	6,129
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	$ 55,888	$ 697,593	$ 106,551	$ 716,802